Applicable laws and regulations	12 Months Ended
Dec. 31, 2018
Classification of Loans [Abstract]
DisclosureOfApplicable Laws and Regulations [Text Block]
33.	Applicable laws and regulations

Liquidity index

The Rule No. 2-2018 issued by the Superintendence of Banks of Panama (SBP) establishes that every general license or international license bank must guarantee, with a higher level of confidence, that it is in the position to face its intraday liquidity obligations in a period when liquidity pressure may affect the lending market. For that purpose, the Superintendence of Banks of Panama has established a short-term liquidity coverage ratio known as “Liquidy Coverage Ratio or LCR”. This ratio is measured through the quotient of two amounts, the first one corresponds to the high-quality liquid assets and the second one corresponds to the net cash outflows in 30 days.

As of December 31, 2018, the minimum LCR to be reported to the SBP was 25%. The Bank´s LCR as of December 31, 2018 was 238%.

The Rule No. 4-2008 issued by the Superintendence of Banks of Panama (SBP) establishes that every general license or international license bank must maintain, always, a minimum balance of liquid assets equivalent to 30% of the gross total of its deposits in the Republic of Panama or overseas up to 186 days, counted from the reporting date. The formula is based on the following parameters:

Liquid assets	x 100 = X% (Liquidity ratio)
Liabilities (Deposits Received)

As of December 31, 2018, and December 31, 2017, the percentage of the liquidity index reported by the Bank to the regulator was 124.39% and 88.78%, respectively.

Capital adequacy

The Banking Law in the Republic of Panama and the Rules No. 01-2015 and 03-2016 require that the general license banks maintain a total capital adequacy index that shall not be lower, at any time, than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risks; and ordinary primary capital that shall not be less than 4.5% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks; and a primary capital that shall not be less than 6% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks.

The primary objectives of the Bank’s capital management policy are to ensure that the Bank complies with capital requirements imposed by local regulator and maintains strong credit ratings and healthy capital ratios to support its business and to maximize shareholder value.

The Bank manages its capital structure and adjusts it according to changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Bank may adjust the amount of dividend payment to shareholders, return capital to shareholders or issue capital securities. No changes have been made to the objectives, policies and processes from the previous years. However, they are under constant review by the Board.

	December 31, 2018	December 31, 2017
Tier 1 capital	995,743	1,048,304

Risk weighted assets	5,830,875	5,601,518
Tier 1 capital ratio	17.08%	18.71%

Leverage Coefficient

Article 17 of the Rule No. 1-2015 establishes the leverage coefficient of a regulated entity by means of the quotient between the ordinary primary capital and the total exposure for unweighted assets inside and outside the statement of financial position established by the
Superintendence of Banks of Panama (SBP)
. For the determination of the exposure of off-balance-sheet operations, the criteria established for credit and counterparty credit risk positions will be used. The exposure of the derivatives will be the fair value at which it is recorded in the entity's assets.

The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.

	December 31, 2018	December 31, 2017
Ordinary capital	859,725	939,548

Risk weighted assets	7,779,919	6,478,314
Leverage coefficient	11.05%	14.50%

Specific credit provisions

Rule No. 4-2013, modified by Rule No. 8-2014, states that the specific provisions are originated from the objective and concrete evidence of impairment. These provisions must be established for credit facilities classified according to the risk categories denominated as: special mention, substandard, doubtful, or unrecoverable, both for individual credit facilities as for a group of such facilities. In the case of a group, it corresponds to circumstances that indicate the existence of deterioration in credit quality, although individual identification is still not possible.

Banks must calculate and maintain at all times the amount of the specific provisions determined by the methodology specified in this Rule, which takes into account the balance owed of each credit facility classified in any of the categories subject to provision, mentioned in the paragraph above; the present value of each guarantee available in order to mitigate risk, as established by type of collateral; and a weighting table that applies to the net exposure balance subject to loss of such credit facilities.

Article 34 of this Rule establishes that all credits must be classified in the following five (5) categories, according to their default risk and loan conditions, and establishes a minimum reserve for each classification: normal 0%, special mention 2%, substandard 15%, doubtful 50%, and unrecoverable 100%.

If there is an excess in the specific provision, calculated in accordance with this Rule, compared to the provision calculated in accordance with IFRS, this excess will be accounted for as a regulatory credit reserve in equity and will increase or decrease with appropriations from/to retained earnings. The balance of the regulatory credit reserve will not be considered as capital funds for calculating certain ratios or prudential indicators mentioned in the Rule.

Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2018
Loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,630,932	-	-	64,701	-	2,695,633
Banks:						-
Private	2,458,691	-	-	-	-	2,458,691
State-owned	624,100	-	-	-	-	624,100
	3,082,791	-	-	-	-	3,082,791
Total	5,713,723	-	-	64,701	-	5,778,424

Loans provision:
Specific	-	-	-	48,383	-	48,383
Total	-	-	-	48,383	-	48,383

	December 31, 2017
Loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	3,050,900	-	23,759	-	35,000	3,109,659
Banks:
Private	1,822,350	-	-	-	-	1,822,350
State-owned	573,649	-	-	-	-	573,649
	2,395,999	-	-	-	-	2,395,999
Total	5,446,899	-	23,759	-	35,000	5,505,658

Loans provision:
Specific	-	-	7,238	-	17,500	24,738
Total	-	-	7,238	-	17,500	24,738

As of December 31, 2018, and December 31, 2017, the total restructured loans amounted to $9.0 million and $32.9 million, respectively.

For statutory purposes only, non-accruing loans are presented by category as follows:

	December 31, 2018
Non-accruing loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	-	-	-	64,701	-	64,701
Total	-	-	-	64,701	-	64,701

	December 31,2017
Non-accruing loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	-	-	23,759	-	35,000	58,759
Total	-	-	23,759	-	35,000	58,759

	December 31, 2018	December 31, 2017

Non-accruing loans:
Private corporations	64,701	58,759
Total non-accruing loans	64,701	58,759

Interest that would be reversed if the loans had been classified as non-accruing loans	1,056	3,257
Income from collected interest on non-accruing loans	2,879	551

Credit risk coverage - dynamic provision

The Superintendence of Banks of Panama by means of Rule No. 4-2013, establishes the compulsory constitution of a dynamic provision in addition to the specific credit provision as part of the total provisions for the credit risk coverage.

The dynamic provision is an equity item associated to the regulatory capital, but does not replace or offset the capital adequacy requirements established by the Superintendence of Banks of Panama.

Methodology for the constitution of the regulatory credit reserve

The Superintendence of Banks of Panama by means of the General Resolution of Board of Directors SBP-GJD-0003-2013 of July 9, 2013, establishes the accounting methodology for differences that arise between the application of the International Financial Reporting Standards (IFRS) and the application of prudential regulations issued by the SBP; as well as the additional disclosures required to be included in the notes to the consolidated financial statements.

The parameters established in this methodology are the following:

1.
The calculations of accounting balances in accordance with IFRS and the prudential standards issued by the Superintendence of Banks of Panama will be carried out and the respective figures will be compared.

2.
When the calculation made in accordance with IFRS results in a greater reserve or provision for the bank compared to the one resulting from the use of the prudential standards issued by the SBP, the Bank will account the IFRS figures.

3.
When the impact of the use of prudential standards results in a greater reserve or provision for the Bank, the effect of the application of IFRS will be recognized in profit or loss, and the difference between IFRS calculation compared to the prudential standards calculation will be appropriated from retained earnings as a regulatory credit reserve. If the bank does not have sufficient retained earnings, the difference will be presented as an accumulated deficit account.

4.
The regulatory credit reserve mentioned in paragraph 3 of this Rule may not be reversed against the retained earnings as long as there are differences between IFRS and the originated prudential regulations.

Considering that the Bank presents its consolidated financial statements under IFRS, specifically for its expected credit reserves under IFRS 9, the line "Regulatory credit reserve" established by the Superintendence of Banks of Panama has been used to present the difference between the application of the accounting standard used and the prudential regulations of the Superintendence of Banks of Panama to comply with the requirements of Rule No. 4-2013.

As of December 31, 2018, and December 31, 2017, the total amount of the dynamic provision and the regulatory credit reserve calculated according to the guidelines of Rule No. 4-2013 of the Superintendence of Banks of Panama is
$136.0 million
and $129.2 million, respectively, appropriated from retained earnings for purposes of compliance with local regulatory requirements. This appropriation is restricted from dividend distribution in order to comply with local regulations. The provision and reserve are detailed as follows:

	December 31, 2018	December 31, 2017
Dynamic provision	136,019	108,756
Regulatory credit reserve	-	20,498
	136,019	129,254

Capital reserve

In addition to capital reserves required by regulations, the Bank maintains a capital reserve of $95.2 million, which was voluntarily established. Pursuant to Article No. 69 of the Banking Law, reduction of capital reserves requires prior approval of SBP.